CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2021
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements in conformity with professional accounting standards requires the Company to make accounting estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The making of such estimates involves tgs using assumptions and presumptions that are based on a number of factors, including past trends, events known at the date of issuance of these financial statements, and expectations of future events and their outcomes.

5.a) Impairment of PPE

As mentioned in Note 4.j), the Company periodically evaluates the existence of significant events or changes that could have an adverse effect on the Company or will take place in the near future that could affect the recoverable amount of PPE. PPE is tested to assess whether an impairment or reversal of a previous impairment is required when significant changes took place during the period or will take place in the near future indicating that the recoverable value of the PPE amounts may be affected. These evaluations are performed at the lowest level for which identifiable cash flows exist, i.e., for each CGU. The Company considers each business segment as a CGU.

When assessing whether an impairment indicator may exist, tgs evaluates both internal and external sources of information, such as the following:

•	Whether significant decreases in the market values of PPE elements took place.
•	Whether prices of the main products and services that are marketed decreased.
•	Whether significant changes in the regulatory framework were introduced.
•	Whether operating costs suffered a materially increase.
•	Whether evidence of obsolescence or physical damage has occurred.
•	Whether the macroeconomic situation in which tgs carries out its activities, including significant variations in the sale prices of products, raw materials, interest rates, etc, has worsen.

Since August 2019, the main macroeconomic and business variables in Argentina suffered a significant deterioration. This situation was aggravated in 2020 by the negative consequences that COVID had on Argentina’s economic situation which led the Argentine Government to take a series of measures even affecting the regulatory framework of the natural gas transportation segment (see Notes 1 and 17). Given these indicators of impairment of the book value of PPE, the recoverable value of Natural Gas Transportation segment CGU has been calculated based on its value in use.

The value in use of PPE is sensitive to significant variation in the assumptions applied, including the determination of future tariffs determined by the Argentine Government in the Natural Gas Transportation segment.

The value in use is calculated based on the basis of discounted future cash flows. The projected cash flows are prepared taking into account: (i) estimates of future tariff adjustments and the recognition of cost adjustments, (ii) projections of the future costs and investments to be incurred and (iii) expected macroeconomic variables such as interest rates, inflation, foreign exchange rates, among others. The discount rate is based on a weighted average cost of capital (“WACC”).

In performing the analysis for the Natural Gas Transportation segment, the Company considered among others: (i) the status of the negotiations with the Argentine Government, (ii) the contractual rights derived from the License, (iii) Management´s expectations with respect to the transitional tariff increase to be granted until the new RTI is finalized, (iv) Management´s expectation of the outcome of the new RTI process and (v) the impact of a cost monitoring scheme that allows for semi-annual adjustments to current tariffs.

The Company has prepared, for the Natural Gas Transportation segment, two different estimates of the expected cash flows by sensitizing its main variables (as described above) and assigning probabilities of occurrence based on experience and considering the current socio-economic context, as follows:

a) Base scenario: probability of occurrence assigned 75%.
b) Pessimistic scenario: probability of occurrence assigned 25%.

In all scenarios, the discount rate used, the WACC, is 12.4%, measured in US dollars.

In order to make the comparison between the expected cash flow and the book value of the assets assigned to the Natural Gas Transportation segment, the Company has used a weighting of the scenarios, in accordance with the probabilities mentioned above, to determine the expected value in use.

As of December 31, 2021, based on the foregoing, the Company has not determined the need to record an additional impairment charge. As of December 31, 2020, the recoverability assessment of the CGU of the Natural Gas Transportation segment resulted in the recognition of impairment losses of Ps. 4,700,407 (before taxes) which is recorded under "Impairment of Property, Plant and Equipment" in the Statement of Comprehensive Income for the year ended December 31, 2020.

As of December 31, 2021, the Company’s net book value of PPE related to Natural Gas Transportation CGU is Ps. 97,133,064.
As of December 31, 2021, based on the above, the Company has determined that it is not necessary to record an additional impairment charge or a reversal to the existing one accounted in 2020.

The estimated recoverable amounts of PPE items are sensitive to significant variation in the assumptions applied. In either case, there can be no assurance with certainty that the actual cash flows arising from these circumstances will be in line with the assumptions applied in determining the values in use. Therefore, significant differences could arise in the future in relation to the estimated values in use.

5.b) Provisions for legal and other claims

The Company has recorded certain contingent liabilities related to legal, judicial or extrajudicial actions, claims and administrative proceedings, including those of a legal and regulatory nature. The Company records liabilities when their occurrence is probable and when a reliable estimate of their amount can be made. Provisions are based on events known to the Company at the date of issuance of its financial statements, their probability of occurrence, its estimates of the outcome of such matters and the experience of its legal advisors in contesting, litigating and settling other matters. To the extent that there are more elements of judgment that allow improving the evaluation of contingencies, there will be changes in the estimates of future charges, which could have an impact on the Company’s future results and its economic and/or financial situation.

5.c) Income tax

Deferred tax assets are recognized for all tax loss carryforwards to the extent that it is probable that there will be a taxable profit against which the tax loss can be utilized. Determining the amount of deferred tax assets that can be recognized requires significant judgments to be made by management based on the likely timing and level of future tax benefits, together with future tax planning strategies and macroeconomic variables that impact the business.

On December 29, 2017, the PEN enacted and put into effect through Decree 1112/2017 a tax reform sanctioned in the National Congress through Law No. 27,430 (the “Tax Reform”) whereby a decrease in tax rates was determined. Subsequently, through the enactment of the Law of Social Solidarity and Productive Reactivation in the Framework of Public Emergency No. 27,541 (“Solidarity Law”), the Argentine Government defined the postponement of the reduction of the current tax rate for fiscal years beginning on or after January 1, 2021.

On June 16, 2021, “Law No. 27,630: Amending the Income Tax Law” was published in the Official Gazette which, among other issues, introduces a modification in the income tax rate effective for fiscal years or fiscal years beginning on or after January 1, 2021. The amendment establishes a tiered system of rates in three segments according to the level of accumulated net taxable income: a first step of 25% for accumulated net income up to $ 5 million pesos; the second step of 30% for accumulated net income between $ 5 and $ 50 million pesos; and a last segment of 35% for accumulated net income over $ 50 million pesos. The amount of accumulated net profits will be adjusted annually, starting January 1, 2022, considering the annual variation of the CPI provided by INDEC.

For the determination of the deferred and current income tax charge as of December 31, 2021, the Company has applied the progressive tax rate in force as mentioned above.

More detailed information on income tax is included in Note 14 “Income tax and deferred income tax”.